Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	¥ 24,739,480	$ 3,471,331	¥ 52,268,716	¥ 78,335,376	$ 11,060,101	¥ 983,168,898	¥ 39,440,897
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	20,352,715		46,868,172	71,321,462		920,653,911	39,440,897
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	¥ 4,386,765		¥ 5,400,544	¥ 7,013,914		¥ 62,514,987